Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024		Apr. 30, 2025		Apr. 30, 2024
Non-Interest Revenue [Abstract]
FVTPL securities	$ 47	$ 25		$ 96		$ 32
FVOCI securities - net realized gains	20	55	[1]	29	[1]	63	[1]
Impairment on FVOCI and amortized cost securities	(1)	1		(1)		(1)
Securities gains, other than trading	$ 66	$ 81		$ 124		$ 94

[1]	Gains are net of (losses) on hedge contracts.